17. EARNINGS (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
17. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Numerator:
Net income (loss)	$(1,558,185)	$(7,703,932)	$3,402,623	$(11,247,780)
Preferred stock deemed dividend	-	-	-	(5,227,247)
Numerator for basic income (loss) per share	(1,588,185)	(7,703,932)	3,402,623	(16,475,027)
Change in fair value of Warrants “J” and “K” (note 12)	-	-	(6,289,513)	-
Numerator for diluted income (loss) per share	$(1,558,185)	$(7,703,932)	$(2,886,890)	$(16,475,027)

Denominator:
Denominator for basic EPS — weighted–average shares	9,336,389	3,670,471	8,293,343	3,025,448
Effect of dilutive securities:
Warrants	-	-	756,338	-
Shares issuable in January 2018 in connection with the 42West acquisition (Note 4)	-	-	493,165	-
Denominator for diluted EPS — adjusted weighted-average shares assuming exercise of warrants	9,336,389	3,670,471	9,542,846	3,025,448

Basic income (loss) per share	$(0.17)	$(2.10)	$0.41	$(5.45)
Diluted Income (loss) per share	$(0.17)	$(2.10)	$(0.30)	$(5.45)

Basic income (loss) per share is computed by dividing income or loss attributable to the shareholders of Common Stock (the numerator) by the weighted-average number of shares of Common Stock outstanding (the denominator) for the period. Diluted earnings per share assumes that any dilutive warrants were exercised and any dilutive convertible securities outstanding were converted, with related preferred stock dilution requirements and outstanding Common Stock adjusted accordingly. For warrants that are carried as liabilities at fair value, when exercise is assumed in the denominator for diluted earnings per share, the related change in the fair value of the warrants recognized in the consolidated statements of operations for the period, is added back or subtracted from net income during the period. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share, as the inclusion of any other potential shares outstanding would be anti-dilutive.

For the three months ended June 30, 2017 and 2016, due to the net losses reported, dilutive common equivalent shares such as warrants were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented.

For the six months ended June 30, 2017, dilutive warrant shares outstanding were assumed to have been exercised and included in the denominator for diluted loss per share, and the related gain recorded in the consolidated statement of operations due to recording the decrease in fair value of the warrant liabilities during the six-month period was subtracted from net income to arrive at the numerator for basic and diluted income (loss) per share. Also for the six months ended June 30, 2017, the Common Stock that is issuable in January 2018 in connection with the 42West Acquisition was assumed to have been issued during the period in arriving at the denominator for diluted loss per share.

For the six months ended June 30, 2016, the Company reflected the preferred stock deemed dividend of $5,227,247 (note 16) related to exchange of Series A for Series B Preferred Stock in the numerator for calculating basic and diluted loss per share, as the loss for holders of Common Stock would be increased by that amount.

Due to the net losses reported, dilutive common equivalent shares were excluded from the computation of diluted loss per share.

Net loss per share is computed by dividing income available to holders of Common Stock (the numerator) by the weighted-average number of Common Stock outstanding (the denominator) for the period. Diluted earnings per share assumes that any dilutive convertible securities outstanding were converted, with related preferred stock dilution requirements and outstanding Common Stock adjusted accordingly. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive. The Company included the preferred stock dividend of $5,227,247 in the calculation of loss per share for the year ended December 31, 2016, as the loss for holders of Common Stock would be increased by that amount. Due to the net losses reported the following were excluded from the computation of diluted loss per share (i) dilutive common equivalent shares as of December 31, 2015, (ii) 2,945,000 and 525,000 of warrants as of December 31, 2016 and 2015, respectively and (iii) convertible debt as of December 31, 2015. These were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented.